INCOME TAX - Changes in valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Balance at beginning of the year	$ 2,567	$ 1,352
Addition	3,792	1,166
True up adjustment	(157)
Foreign currency translation adjustment	14	49
Balance at end of the year	$ 6,216	$ 2,567